Long-Term Liabilities - consolidated balance sheets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Uncertain tax positions; including interest and penalties - long-term	$ 4,374	$ 5,794	$ 6,025
Warrant Liabilities	800	900
Other		204	1,547
Total other long-term liabilities	$ 5,390	$ 6,898	$ 7,572